                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-07264
                                                      ---------


                         Greater China Growth Portfolio
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                                    ---------
                             Date of Fiscal Year End

                                February 29, 2004
                                -----------------

                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

GREATER CHINA GROWTH PORTFOLIO as of February 29, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS 95.9%

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
CHINA -- 22.1%

AUTO MANUFACTURER -- 3.6%

Denway Motors, Ltd.                                        3,458,000   $     3,998,278

A car manufacturer
--------------------------------------------------------------------------------------
                                                                       $     3,998,278
--------------------------------------------------------------------------------------

BANKS -- 2.0%

CITIC International Financial Holdings, Ltd.               4,158,000   $     2,216,859

Mid cap Hong Kong bank with a strong
China connection
--------------------------------------------------------------------------------------
                                                                       $     2,216,859
--------------------------------------------------------------------------------------

CHEMICALS - PLASTICS -- 0.2%

ChinaFlexible Packaging Holdings, Ltd.(1)                    465,000   $       251,314

The company manufactures and sells Biaxially
Oriented Polypropylene film in China.
--------------------------------------------------------------------------------------
                                                                       $       251,314
--------------------------------------------------------------------------------------

INSURANCE -- 1.2%

China Insurance International Holdings Co., Ltd.           2,194,000   $     1,317,722

Underwriting and broking of reinsurance business;
underwriting of life and general insurance
business in China
--------------------------------------------------------------------------------------
                                                                       $     1,317,722
--------------------------------------------------------------------------------------

MACHINERY -- 1.2%

First Tractor Co.(1)                                       4,072,000   $     1,347,071

The company produces and sells agricultural
tractors and road construction equipments
--------------------------------------------------------------------------------------
                                                                       $     1,347,071
--------------------------------------------------------------------------------------

MANUFACTURING -- 2.1%

Shanghai Industrial Holdings, Ltd.                           915,000    $    2,403,920

Diversified conglomerate with over 90% of its
businesses in Shanghai.
--------------------------------------------------------------------------------------
                                                                       $     2,403,920
--------------------------------------------------------------------------------------

METALS - ALUMINUM -- 1.0%

Aluminum Corp. of China, Ltd.                              1,326,000   $     1,073,222

Producer and distributor of alumina and
primary aluminum
--------------------------------------------------------------------------------------
                                                                       $     1,073,222
--------------------------------------------------------------------------------------

MINING -- 2.9%

Yanzhou Coal Mining Co., Ltd.                              2,776,000   $     3,191,891

Underground mining of prime quality coal from its
mines in Shangdong Province.
--------------------------------------------------------------------------------------
                                                                       $     3,191,891
--------------------------------------------------------------------------------------

OIL COMPANIES - EXPLORATION & PRODUCTION -- 1.7%

CNOOC, Ltd.                                                  930,000   $     1,881,781

The company's business is exploration, development
and production of crude oil and natural gas in
offshore China
--------------------------------------------------------------------------------------
                                                                       $     1,881,781
--------------------------------------------------------------------------------------

OIL COMPANIES - INTEGRATED -- 2.2%

PetroChina Co., Ltd.                                       4,600,000   $     2,467,288

An integrated oil company
--------------------------------------------------------------------------------------
                                                                       $     2,467,288
--------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.7%

China Telecom Corp., Ltd.                                  7,746,000   $     3,010,291

Dominant fixed line provider in Shanghai,
Jiangsu, Guangdong and Zhejiang Province.
--------------------------------------------------------------------------------------
                                                                       $     3,010,291
--------------------------------------------------------------------------------------

TRANSPORTATION -- 1.3%

China Shipping Development Co., Ltd.(1)                    1,774,000   $     1,413,028

The company operates shipment of oil and cargoes
along the PRC coast, and also international
shipment
--------------------------------------------------------------------------------------
                                                                       $     1,413,028
--------------------------------------------------------------------------------------

TOTAL CHINA
   (IDENTIFIED COST $14,097,268)                                       $    24,572,665
--------------------------------------------------------------------------------------

HONG KONG -- 45.8%

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
ADVERTISING -- 0.9%

Clear Media, Ltd.(1)                                       1,150,000   $     1,034,193

The company operates outdoor advertising with a
strong focus on bus shelter advertising in China
--------------------------------------------------------------------------------------
                                                                       $     1,034,193
--------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
APPAREL AND ACCESSORIES -- 0.5%

Ports Design, Ltd.(1)                                        249,000   $       518,227

The company designs, manufactures and retails
ladies' and men's fashion garments, and sells
accessories in China and Hong Kong, under the
brand name Ports International.
--------------------------------------------------------------------------------------
                                                                       $       518,227
--------------------------------------------------------------------------------------

APPLICATIONS SOFTWARE -- 0.7%

Kingdee International Software Group Co., Ltd.             2,172,000   $        823,166

Chinese software company in the process of
evolving from an accounting software developer to
a vendor of ERP (Enterprise Resource Planning)
systems.
--------------------------------------------------------------------------------------
                                                                       $       823,166
--------------------------------------------------------------------------------------

BANKS -- 2.7%

BOC Hong Kong Holdings, Ltd.                               1,290,000   $     2,635,071

BOC (HK) provides banking and related financial services in HK.

Wing Lung Bank, Ltd.                                          60,700           405,506

Mid cap Hong Kong bank.
--------------------------------------------------------------------------------------
                                                                       $     3,040,577
--------------------------------------------------------------------------------------

BUILDING MATERIALS -- 0.7%

China Resources Cement Holding, Ltd.(1)                    2,182,000   $       742,859

The company produces, distributes and sells
concrete, mortars, shotcrete and precast concrete
products mainly in Hong Kong.
--------------------------------------------------------------------------------------
                                                                       $       742,859
--------------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE -- 2.8%

Espirit Holdings, Ltd.                                       198,000   $       773,293

The company engages in design, licensing, sourcing, manufacturing, wholesale and retail distribution of high quality apparel and related products under the ESPRIT brand name, and Red
Earth cosmetics, skin and general body care products.

Linmark Group, Ltd.                                        2,850,000         1,107,582

The company engages in sourcing business and the business of provision of supply chain management solutions to retail chain operators, brands, wholesalers, mail order houses and department stores in various countries.

Pacific Andes International Holding, Ltd.                  5,232,000   $     1,176,282

The company trades and processes frozen seafood
products and vegetables. It also trades marine
fuel and provides shipping and agency services and
trade related finance.
--------------------------------------------------------------------------------------
                                                                       $     3,057,157
--------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 2.3%
China Everbright, Ltd.                                     1,982,000   $     1,362,269

The company provides financial services and investment holding.

Silver Grant International                                 3,882,000         1,234,344

The company has been restructured to perform
trading of non-performing loan for a major bank in
the PRC.
--------------------------------------------------------------------------------------
                                                                       $     2,596,613
--------------------------------------------------------------------------------------

DIVERSIFIED OPERATIONS -- 10.8%

China Resources Enterprises                                  600,000   $       847,909

The company develops and invests in property, distributes petroleum and chemical, and manufactures beverage, food and textile products.
It also distributes food products and operates supermarkets.

Hutchison Whampoa, Ltd.                                      430,000         3,618,389

Conglomerate with main business interests in ports, telecoms and energy.

Jardine Matheson Holdings, Ltd.                              221,200         2,106,930

A multinational conglomerate engages in financial services, investment properties, supermarkets, hotels, engineering and insurance.

Shun Tak Holdings, Ltd.                                    4,500,000         2,081,232

A conglomerate engaged in shipping, property and hospitality with a focus on Macau.

Swire Pacific, Ltd. - Class A                                371,000         2,597,622

Hong Kong conglomerate with interests in property, aviation, beverages and marine services.

Swire Pacific, Ltd. - Class B                                660,000           767,358

Hong Kong conglomerate with interests in property,
aviation, beverages and marine services.
--------------------------------------------------------------------------------------
                                                                       $    12,019,440
--------------------------------------------------------------------------------------

ELECTRIC - INTEGRATED -- 2.4%

CLP Holdings, Ltd.                                           516,000   $     2,658,273

The company engages in electricity generation &
supply, power projects in the PRC and other Asian
countries, and also property development.
--------------------------------------------------------------------------------------
                                                                       $     2,658,273
--------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
ELECTRIC PRODUCTS -- 1.9%

Techtronic Industries Co., Ltd.                              637,000   $     2,111,372

Manufacturer of power tools and floor care products.
--------------------------------------------------------------------------------------
                                                                       $     2,111,372
--------------------------------------------------------------------------------------

ELECTRONIC COMPONENTS - MISCELLANEOUS -- 1.7%

QPL International Holdings, Ltd.(1)                        2,846,000   $     1,023,761

The company manufactures and sells integrated circuit leadframes.

The Grande Holdings, Ltd.                                    700,000           863,326

Owner of Akai, Sansui and Nakamichi brands with a
high end EMS business focusing on consumer
electronics.
--------------------------------------------------------------------------------------
                                                                       $     1,887,087
--------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 1.2%

Hong Kong Exchanges and Clearing, Ltd.                       524,000   $     1,386,769

HKEx owns and operates the only stock exchange and
futures exchange in Hong Kong, and their related
clearing houses.
--------------------------------------------------------------------------------------
                                                                       $     1,386,769
--------------------------------------------------------------------------------------

HOTELS AND MOTELS -- 0.7%

Shangri-La Asia, Ltd.                                        878,000   $       823,423
Hotel group with a focus on China.
--------------------------------------------------------------------------------------
                                                                       $       823,423
--------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 0.9%

Sun Hing Vision Group Holdings, Ltd.                       2,178,000   $     1,007,316

The company designs, manufactures and sells
optical products.
--------------------------------------------------------------------------------------
                                                                       $     1,007,316
--------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 1.6%

Asia Aluminum Holdings, Ltd.                               7,764,000   $     1,605,894

The company manufactures and sells aluminum and stainless steel products.

China Oriental Group Co., Ltd.(1)                            520,000           183,714

The company produces and sells commodities like
billets and strips.
--------------------------------------------------------------------------------------
                                                                       $     1,789,608
--------------------------------------------------------------------------------------

OIL REFINING & MARKETING -- 2.6%

Hong Kong and China Gas Co., Ltd.                          1,648,000   $     2,847,640

Distributor of gas and gas appliances in Hong Kong
with a growing business in China.
--------------------------------------------------------------------------------------
                                                                       $     2,847,640
--------------------------------------------------------------------------------------

PUBLISHING -- 1.5%
--------------------------------------------------------------------------------------
Culturecom Holdings, Ltd.(1)                              12,174,000   $       938,404

The company operates publishing and related business. It also sells Chinese operating system, processor, eTextbook and application software and investment holding.

Next Media, Ltd.(1)                                        1,620,000           718,025

The company provides printing and reprographic
services, publishes magazine, and provides
internet content and advertising in Hong Kong and
Taiwan.
--------------------------------------------------------------------------------------
                                                                       $     1,656,429
--------------------------------------------------------------------------------------

REAL ESTATE OPERATING / DEVELOPMENT -- 6.1%

Far East Consortium                                        5,748,885   $     1,344,190

The company develops and invests in real estate, and operates hotels in Hong Kong and China.

Hopewell Holdings, Ltd.                                    1,127,000         2,193,522

Involved in infrastructure and property investment and development.

Kerry Properties, Ltd.                                     1,244,000         2,141,562

The company develops and invests in real estate.
It also owns and operates warehouse business, invests in infrastructure-related projects and operates hotels.

Midland Realty Holdings                                    3,890,000         1,049,481

The company provides real estate broking of all
types of properties, secondary sales, rental of
all types of properties, and also real estate
marketing servies.
--------------------------------------------------------------------------------------
                                                                       $     6,728,755
--------------------------------------------------------------------------------------

RETAIL - SPECIALTY AND APPAREL -- 2.9%
--------------------------------------------------------------------------------------
Dickson Concepts International, Ltd.                       1,272,000   $     1,470,737

Trader of luxury goods.

Giordano International, Ltd.                               2,876,000         1,745,807

The company retails and distributes casual apparel
and accessories under the Giordano, Giordano
Ladies, Giordano Junior and Bluestar Exchange
Brands, and also manufactures apparel and supplies
to third parties.
--------------------------------------------------------------------------------------
                                                                       $     3,216,544
--------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
TRANSPORTATION -- 0.9%

Orient Overseas International, Ltd.                          294,000   $     1,012,250

The company engages in international
transportation and logistics, container terminals
operations, and also commercial property business
in China.
--------------------------------------------------------------------------------------
                                                                       $     1,012,250
--------------------------------------------------------------------------------------
TOTAL HONG KONG
   (IDENTIFIED COST $39,737,006)                                       $    50,957,698
--------------------------------------------------------------------------------------

SINGAPORE -- 2.2%

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS -- 2.2%

Noble Group, Ltd.                                          1,020,000   $     2,420,796

Diversified commodites trading company with a
global sourcing network.
--------------------------------------------------------------------------------------
                                                                       $     2,420,796
--------------------------------------------------------------------------------------

TOTAL SINGAPORE
   (IDENTIFIED COST $1,337,428)                                        $     2,420,796
--------------------------------------------------------------------------------------

TAIWAN -- 25.8%

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
AUTO MANUFACTURER -- 0.8%

China Motor Co., Ltd.                                        441,000   $       885,834

Car manufacturer.
--------------------------------------------------------------------------------------
                                                                       $       885,834
--------------------------------------------------------------------------------------

BANKS -- 6.6%

Chinatrust Financial Holding Co., Ltd.                     3,099,120   $     3,697,946

The company provides a variety of banking and financial services.

E. Sun Financial Holding Co., Ltd.(1)                        200,000           139,110

The company provides commercial and banking services as well as brokerage and dealer services for short-term debt instruments.

First Financial Holding Co., Ltd.(1)                       2,108,000         1,744,290

The Company's principal activity is the provision of banking, trust and other related financial services.

Taishin Financial Holdings Co., Ltd.(1)                    1,904,000         1,729,612

The Group provides general banking and financial
services.
--------------------------------------------------------------------------------------
                                                                       $     7,310,958
--------------------------------------------------------------------------------------

BUSINESS SERVICES - MISCELLANEOUS -- 1.0%

Taiwan Secom Co., Ltd.                                       976,000   $     1,094,361

The Group provides security services for the
commerical and residential sectors.
--------------------------------------------------------------------------------------
                                                                       $     1,094,361
--------------------------------------------------------------------------------------

CHEMICALS -- 1.4%

Nan Ya Plastics Corp.                                      1,138,000   $     1,538,714

The Group's principal activities are the
manufacture and sale of electronic and
semiconductor materials. Other activities include
processing of fiber and plastic and development
and manufacturing of facilities and equipment for
petrochemical plants.
--------------------------------------------------------------------------------------
                                                                       $     1,538,714
--------------------------------------------------------------------------------------

CHEMICALS - PLASTICS -- 1.5%

Formosa Plastics Corp.                                     1,025,020   $     1,659,454

Number two global PVC producer.
--------------------------------------------------------------------------------------
                                                                       $     1,659,454
--------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 1.5%

Polaris Securities Co., Ltd.(1)                            2,626,000   $     1,700,543

A securities firm which operates as a broker,
dealer, and underwriter for financial securities.
--------------------------------------------------------------------------------------
                                                                       $     1,700,543
--------------------------------------------------------------------------------------

ELECTRIC PRODUCTS -- 0.8%

LITE-ON IT Corp.                                             269,000   $       935,512

The company develops and manufactures storage
drives for desktop computers and notebooks.
--------------------------------------------------------------------------------------
                                                                       $       935,512
--------------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 1.1%

Continental Engineering Corp.                              2,144,000   $     1,259,853

Major contractor in Taiwan specialising in civil
engineering projects.
--------------------------------------------------------------------------------------
                                                                       $     1,259,853
--------------------------------------------------------------------------------------

INSURANCE -- 1.6%

Cathay Financial Holding Co., Ltd.                           925,000   $     1,816,444

The Group's principal activities are the provision
of life, property and casualty insurance. Other
activities incude commercial banking and other
financial operations.
--------------------------------------------------------------------------------------
                                                                       $     1,816,444
--------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES            VALUE
--------------------------------------------------------------------------------------
METALS - STEEL -- 1.7%

China Steel Corp.                                          1,860,000   $     1,895,968

The Group's principal activities are the
manufacture, import, export and sale of all kinds
of iron and steel products.
--------------------------------------------------------------------------------------
                                                                       $     1,895,968
--------------------------------------------------------------------------------------

PETROCHEMICAL -- 0.6%

Formosa Chemicals and Fiber Co.                              395,000   $       627,642

The Company's principal activities are the
manufacturing and selling of chemicals, plastics
and textiles.
--------------------------------------------------------------------------------------
                                                                       $       627,642
--------------------------------------------------------------------------------------

REAL ESTATE OPERATING / DEVELOPMENT -- 1.5%

Hung Poo Real Estate Develop Corp.(1)                      1,441,000   $     1,080,048

The company develops and sells residential and commercial properties.

Sinyi Realty Co.                                             222,000           635,617

The Group's principal activity is the provision of
real estate broker and agency services.
--------------------------------------------------------------------------------------
                                                                       $     1,715,665
--------------------------------------------------------------------------------------

RETAIL - FOOD -- 0.0%

Taiwan FamilyMart Co., Ltd.                                      682   $         1,145

Taiwan's second largest convenience store
operator.
--------------------------------------------------------------------------------------
                                                                       $         1,145
--------------------------------------------------------------------------------------

RETAIL - MISCELLANEOUS -- 1.1%

Mercuries & Associates, Ltd.                               2,409,000   $     1,206,125

The Group's principal activies are the
distribution and trading of wine and the sale of
domestic and foreign handicraft and special
products. It also provides information services
and manufactures and distributes imported edible
goods and cigarettes.
--------------------------------------------------------------------------------------
                                                                       $     1,206,125
--------------------------------------------------------------------------------------

SEMICONDUCTOR COMPONENTS / INTEGRATED
CIRCUITS -- 2.9%

Acer, Inc.                                                 1,101,258   $     1,733,355

Globally competitive PC brand with good growth opportunities focused on disposing of non core businesses and improving returns.

Mediatek, Inc.                                               133,000   $     1,507,240

The company develops and manufactures integrated
circuits for multi-media products, computers and
high-end consumer electronics.
--------------------------------------------------------------------------------------
                                                                       $     3,240,595
--------------------------------------------------------------------------------------

TELECOMMUNICATIONS - EQUIPMENT -- 0.7%

Compal Communications, Inc.(1)                               223,000   $       715,365

The company develops and manufactures GSM and GPRS
mobile phones.
--------------------------------------------------------------------------------------
                                                                       $       715,365
--------------------------------------------------------------------------------------

TELECOMMUNICATIONS SERVICES -- 1.0%

Chunghwa Telecom Co., Ltd.                                   661,000   $     1,080,033

The Company's principal activity is the provision
of domestic and international telecommunication,
and information related services.
--------------------------------------------------------------------------------------
                                                                       $     1,080,033
--------------------------------------------------------------------------------------

TOTAL TAIWAN
   (identified cost $24,017,218)                                       $    28,684,211
--------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (identified cost $79,188,920)                                       $   106,635,370
--------------------------------------------------------------------------------------

TOTAL INVESTMENTS 95.9%
   (identified cost $79,188,920)                                       $   106,635,370
--------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES 4.1%                                    $     4,564,465
--------------------------------------------------------------------------------------

NET ASSETS 100.0%                                                      $    111,199,835
--------------------------------------------------------------------------------------

(1)  Non-income producing security.

                        See notes to financial statements

TOP TEN HOLDINGS (Unaudited)

                                                                      PERCENTAGE
COMPANY                                  INDUSTRY SECTOR              OF NET ASSETS   VALUE
---------------------------------------------------------------------------------------------------
Denway Motors, Ltd.                      Auto Manufacturer            3.6%            $   3,998,278
Chinatrust Financial Holding Co., Ltd.   Banks                        3.3                 3,697,946
Hutchison Whampoa, Ltd.                  Diversified Operations       3.3                 3,618,389
Yanzhou Coal Mining Co., Ltd.            Mining                       2.9                 3,191,891
China Telecom Corp., Ltd.                Telecommunication Services   2.7                 3,010,291
Hong Kong and China Gas Co., Ltd.        Oil Refining & Marketing     2.6                 2,847,640
CLP Holdings, Ltd.                       Electric - Integrated        2.4                 2,658,273
BOC Hong Kong Holdings, Ltd.             Banks                        2.4                 2,635,071
Swire Pacific, Ltd. - Class A            Diversified Operations       2.3                 2,597,622
PetroChina Co., Ltd.                     Oil Companies-Integrated     2.2                 2,467,288

INDUSTRY CONCENTRATION -- BELOW ARE THE TOP TEN INDUSTRY SECTORS REPRESENTED IN THE PORTFOLIO OF INVESTMENTS (Unaudited)

                                               PERCENTAGE
COMPANY                                        OF NET ASSETS   VALUE
----------------------------------------------------------------------------
Diversified Operations                         13.0%           $  14,440,236
Banks                                          11.3               12,568,394
Real Estate Operating/Development              7.6                 8,444,420
Auto Manufacturer                              4.4                 4,884,112
Diversified Financial Services                 3.9                 4,297,156
Semiconductor Components/Integrated Circuits   2.9                 3,240,595
Retail - Specialty and Apparel                 2.9                 3,216,544
Mining                                         2.9                 3,191,891
Insurance                                      2.8                 3,134,166
Distribution/Wholesale                         2.7                 3,057,157

                        See notes to financial statements

GREATER CHINA GROWTH PORTFOLIO as of February 29, 2004
FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2004

ASSETS

Investments, at value (identified cost, $79,188,920)           $     106,635,370
Cash                                                                     869,292
Foreign currency, at value (identified cost, $4,256,904)               4,241,482
Receivable for investments sold                                          188,022
Interest receivable                                                        4,860
--------------------------------------------------------------------------------
TOTAL ASSETS                                                   $     111,939,026
--------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                              $         711,627
Accrued expenses                                                          27,564
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $         739,191
--------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO      $     111,199,835
--------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals        $      83,768,883
Net unrealized appreciation (computed on the basis of
identified cost)                                                      27,430,952
--------------------------------------------------------------------------------
TOTAL                                                          $     111,199,835
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 29, 2004

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $9,796)                       $         504,680
Interest                                                                   3,493
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        $         508,173
--------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                         $         329,051
Administration fee                                                       109,083
Trustees' fees and expenses                                                7,045
Custodian fee                                                            119,300
Legal and accounting services                                             25,930
Miscellaneous                                                              4,369
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                 $         594,778
--------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                  $          48,360
--------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                       $          48,360
--------------------------------------------------------------------------------

NET EXPENSES                                                   $         546,418
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                            $         (38,245)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)             $       9,231,959
   Foreign currency transactions                                          12,819
--------------------------------------------------------------------------------
NET REALIZED GAIN                                              $       9,244,778
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                         $      14,413,130
   Foreign currency                                                      (17,136)
--------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $      14,395,994
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                               $      23,640,772
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $      23,602,527
--------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED
INCREASE (DECREASE)                             FEBRUARY 29, 2004     YEAR ENDED
IN NET ASSETS                                   (UNAUDITED)           AUGUST 31, 2003
-------------------------------------------------------------------------------------
From operations --
   Net investment income (loss)                 $          (38,245)   $     1,111,709
   Net realized gain (loss)                              9,244,778         (5,295,476)
   Net change in unrealized
       appreciation (depreciation)                      14,395,994         17,784,687
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS      $       23,602,527    $    13,600,920
-------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                $       28,473,649    $    31,293,604
   Withdrawals                                         (12,705,132)       (34,261,737)
-------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                         $       15,768,517    $    (2,968,133)
-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                      $       39,371,044    $    10,632,787
-------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                          $       71,828,791    $    61,196,004
-------------------------------------------------------------------------------------
AT END OF PERIOD                                $      111,199,835    $    71,828,791
-------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                      SIX MONTHS ENDED                              YEAR ENDED AUGUST 31,
                                      FEBRUARY 29, 2004         --------------------------------------------------------------
                                      (UNAUDITED)                  2003       2002           2001        2000         1999
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average
  daily net assets):

  Expenses                                     1.36%(1)              1.43%        1.40%       1.29%         1.25%        1.23%

  Expenses after custodian fee
    reduction                                   1.25%(1)             1.25%        1.10%       1.08%         1.06%        1.05%

  Net investment income (loss)                (0.09)%(1)             1.90%        0.81%       0.71%         0.51%        1.08%

Portfolio Turnover                               57%                  114%         155%         35%           34%          57%
------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                               30.95%                24.59%       (2.72)%        --            --           --
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
  (000'S OMITTED)                     $     111,200             $  71,829   $   61,196   $  79,118   $   169,181   $  168,102
------------------------------------------------------------------------------------------------------------------------------

(1)  Annualized.

(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

GREATER CHINA GROWTH PORTFOLIO as of february 29, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Greater China Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on September 1, 1992, seeks long-term capital appreciation by investing primarily in common stocks of companies which, in the opinion of the investment adviser, will benefit from the economic development and growth of the People's Republic of China. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 29, 2004 the Eaton Vance Greater China Growth Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Portfolio generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Portfolio's net asset value (unless the Portfolio deems that such events would materially affect the net asset value, in which case an adjustment would be made and reflected in such computation). The Portfolio may rely on an independent fair valuation service in making any such adjustments. Foreign securities and currency held by a Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

   B INCOME TAXES -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   C EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

   E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   G FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

   H INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   I OTHER -- Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   J INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to February 29, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 29, 2004 the adviser fee amounted to $329,051. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 29, 2004, the administrative fee amounted to $109,083. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $62,089,120 and $48,134,525, respectively, for the six months ended February 29, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 29, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                     $   79,188,920

   Gross unrealized appreciation      $   28,171,614

   Gross unrealized depreciation            (725,164)

   NET UNREALIZED APPRECIATION        $   27,446,450

   The unrealized appreciation on foreign currency is ($15,498).

5  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. There were no obligations under these financial instruments at February 29, 2004.

7  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by Boston Management and Research and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 29, 2004.

INVESTMENT MANAGEMENT

GREATER CHINA GROWTH PORTFOLIO

OFFICERS

Hon. Robert Lloyd George
President and Trustee

Pamela Chan
Vice President and Portfolio Manager

James B. Hawkes
Vice President and Trustee

William Walter Raleigh Kerr
Vice President and Assistant Treasurer

William J. Austin, Jr.
Treasurer

Alan R. Dynner
Secretary

TRUSTEES

Jessica M. Bibliowicz

Edward K.Y. Chen

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable


ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater China Growth Portfolio
------------------------------


By:   /S/ Hon. Robert Lloyd George
      ----------------------------------
      Hon. Robert Lloyd George
      President


Date:          April 13, 2004
               --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /S/ William J. Austin Jr.
      ------------------------------
      William J. Austin Jr.
      Treasurer


Date: April 13, 2004
      --------------


By:   /S/ Hon. Robert Lloyd George
      --------------------------------
      Hon. Robert Lloyd George
      President


Date: April 13, 2004
      --------------